Deferred tax liabilities	12 Months Ended
Mar. 31, 2026
Deferred Tax Liabilities
Deferred tax liabilities

19.	Deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2026	2025
	USD	USD

As at April 1	21,561	-
Expense to profit or loss (Note 27):
Property, plant and equipment	(707)	21,243
Exchange differences	2,029	318

As at March 31	22,883	21,561

The deferred tax in the financial statements is in respect of tax effects arising from deductible temporary differences on property, plant, and equipment.